Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
Marketable securities classified as available-for-sale on September 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	September 30, 2023
	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury bills	Less than one year	$174,602	$—	$(287)	$174,315

	December 31, 2022
	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury bills	Less than one year	$217,669	$—	$(465)	$217,204